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	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025
Class A, RYMEX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Commodities Strategy Fund (Class A)‡
Accumulated Value	$ 9,522	$ 7,612	$ 6,296	$ 6,101	$ 6,862	$ 6,579	$ 6,963	$ 6,598	$ 6,243	$ 6,658	$ 7,289	$ 7,406	$ 7,966	$ 8,060	$ 6,161	$ 7,027	$ 6,856	$ 6,595	$ 7,114	$ 4,016	$ 4,560	$ 4,753	$ 5,437	$ 6,159	$ 7,135	$ 7,473	$ 7,561	$ 10,007	$ 10,158	$ 9,041	$ 9,339	$ 8,817	$ 8,529	$ 9,814	$ 8,756	$ 9,635	$ 9,657	$ 9,147	$ 9,477	$ 9,861	$ 9,514
Class C, RYMJX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Commodities Strategy Fund (Class C)
Accumulated Value	10,000	7,982	6,596	6,375	7,162	6,851	7,234	6,841	6,456	6,872	7,509	7,615	8,176	8,257	6,300	7,172	6,984	6,706	7,220	4,069	4,611	4,796	5,476	6,193	7,162	7,485	7,562	9,988	10,118	8,990	9,271	8,735	8,434	9,685	8,626	9,471	9,476	8,959	9,265	9,622	$ 9,267
Class H, RYMBX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Commodities Strategy Fund (Class H)
Accumulated Value	10,000	8,006	6,616	6,401	7,198	6,912	7,312	6,927	6,552	6,988	7,652	7,775	8,362	8,461	6,466	7,375	7,195	6,922	7,467	4,215	4,787	4,987	5,706	6,465	7,486	7,840	7,935	10,501	10,659	9,489	9,802	9,255	8,953	10,299	9,191	10,112	10,135	9,597	9,943	10,345	$ 9,982
Class A, RYMTX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Managed Futures Strategy Fund (Class A)‡
Accumulated Value	9,527	9,254	9,402	9,090	8,543	8,393	7,975	8,099	7,881	8,244	8,566	8,606	8,316	8,504	7,892	8,142	8,343	8,762	8,459	8,602	8,544	8,481	8,629	8,841	9,023	8,836	8,855	9,884	10,172	10,639	10,162	10,051	10,525	10,863	10,531	11,458	11,066	10,409	10,588	10,063	$ 10,266
Class C, RYMZX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Managed Futures Strategy Fund (Class C)
Accumulated Value	10,000	9,695	9,829	9,489	8,899	8,726	8,275	8,390	8,150	8,510	8,825	8,850	8,537	8,709	8,073	8,310	8,502	8,910	8,583	8,714	8,638	8,562	8,690	8,891	9,059	8,853	8,853	9,863	10,135	10,581	10,089	9,963	10,409	10,724	10,379	11,272	10,869	10,201	10,354	9,827	$ 10,009
Class P, RYMFX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Managed Futures Strategy Fund (Class P)
Accumulated Value	10,000	9,714	9,869	9,542	8,968	8,810	8,371	8,506	8,291	8,676	9,014	9,056	8,752	8,944	8,307	8,564	8,775	9,220	8,897	9,051	8,991	8,930	9,079	9,301	9,497	9,296	9,316	10,399	10,706	11,195	10,690	10,574	11,069	11,427	11,080	12,049	11,639	10,947	11,139	10,586	$ 10,798
Institutional Class, RYIFX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Managed Futures Strategy Fund (Institutional Class)
Accumulated Value	2,000,000	1,944,422	1,976,620	1,912,019	1,797,919	1,767,716	1,681,102	1,708,444	1,662,580	1,741,079	1,810,409	1,819,637	1,759,659	1,800,259	1,671,999	1,725,517	1,769,809	1,859,314	1,795,645	1,827,941	1,816,868	1,804,873	1,836,827	1,882,549	1,923,301	1,884,536	1,890,500	2,110,164	2,173,777	2,275,160	2,174,736	2,152,822	2,256,132	2,330,223	2,261,109	2,460,805	2,379,447	2,238,920	2,278,584	2,167,434	$ 2,213,006
Class A, RYMQX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Guggenheim Multi-Hedge Strategies Fund (Class A)‡
Accumulated Value	9,523	9,527	9,623	9,638	9,527	9,543	9,581	9,565	9,593	9,653	9,915	9,641	9,486	9,609	9,453	9,700	9,820	9,971	9,907	10,350	10,362	10,427	10,638	11,214	11,646	11,502	11,401	11,322	11,202	11,132	11,006	11,115	11,199	11,654	11,475	12,031	11,675	11,445	11,064	10,760	$ 10,854
Class C, RYMRX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Guggenheim Multi-Hedge Strategies Fund (Class C)
Accumulated Value	10,000	9,987	10,067	10,067	9,933	9,928	9,949	9,913	9,926	9,967	10,219	9,917	9,741	9,849	9,678	9,917	10,021	10,156	10,070	10,503	10,494	10,539	10,732	11,297	11,704	11,542	11,419	11,320	11,180	11,085	10,944	11,026	11,091	11,521	11,323	11,847	11,479	11,233	10,835	10,519	$ 10,591
Class P, RYMSX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Guggenheim Multi-Hedge Strategies Fund (Class P)
Accumulated Value	10,000	10,008	10,108	10,125	10,004	10,021	10,061	10,044	10,073	10,140	10,412	10,123	9,973	10,103	9,945	10,204	10,334	10,493	10,420	10,889	10,902	10,966	11,191	11,799	12,247	12,097	11,993	11,914	11,784	11,710	11,580	11,690	11,783	12,259	12,072	12,659	12,281	12,040	11,637	11,323	$ 11,421
Institutional Class, RYIMX
Account Value [Line Items]
Line Graph and Table Measure Name																																									Guggenheim Multi-Hedge Strategies Fund (Institutional Class)
Accumulated Value	2,000,000	2,001,646	2,023,045	2,027,984	2,005,761	2,009,877	2,019,406	2,016,933	2,024,351	2,038,363	2,095,236	2,038,363	2,005,393	2,032,594	2,002,200	2,056,090	2,082,620	2,116,612	2,103,263	2,199,058	2,203,297	2,218,557	2,265,176	2,388,731	2,481,397	2,453,082	2,433,479	2,417,886	2,393,629	2,379,768	2,355,152	2,378,977	2,399,272	2,498,102	2,461,291	2,581,532	2,506,837	2,459,469	2,378,627	2,314,822	$ 2,336,403
S&P 500 Index, RYMEX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	9,356	10,015	10,150	10,399	10,800	11,213	11,893	12,260	12,810	13,661	13,557	14,023	15,104	13,062	14,845	15,483	15,746	17,175	13,809	16,645	18,132	20,334	21,590	23,436	23,572	26,172	24,968	20,948	19,925	21,432	23,038	25,053	24,232	27,066	29,923	31,204	33,041	33,837	32,392	$ 35,936
S&P 500 Index, RYMJX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	9,356	10,015	10,150	10,399	10,800	11,213	11,893	12,260	12,810	13,661	13,557	14,023	15,104	13,062	14,845	15,483	15,746	17,175	13,809	16,645	18,132	20,334	21,590	23,436	23,572	26,172	24,968	20,948	19,925	21,432	23,038	25,053	24,232	27,066	29,923	31,204	33,041	33,837	32,392	$ 35,936
S&P 500 Index, RYMBX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	9,356	10,015	10,150	10,399	10,800	11,213	11,893	12,260	12,810	13,661	13,557	14,023	15,104	13,062	14,845	15,483	15,746	17,175	13,809	16,645	18,132	20,334	21,590	23,436	23,572	26,172	24,968	20,948	19,925	21,432	23,038	25,053	24,232	27,066	29,923	31,204	33,041	33,837	32,392	$ 35,936
S&P 500 Index, RYMTX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	9,356	10,015	10,150	10,399	10,800	11,213	11,893	12,260	12,810	13,661	13,557	14,023	15,104	13,062	14,845	15,483	15,746	17,175	13,809	16,645	18,132	20,334	21,590	23,436	23,572	26,172	24,968	20,948	19,925	21,432	23,038	25,053	24,232	27,066	29,923	31,204	33,041	33,837	32,392	$ 35,936
S&P 500 Index, RYMZX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	9,356	10,015	10,150	10,399	10,800	11,213	11,893	12,260	12,810	13,661	13,557	14,023	15,104	13,062	14,845	15,483	15,746	17,175	13,809	16,645	18,132	20,334	21,590	23,436	23,572	26,172	24,968	20,948	19,925	21,432	23,038	25,053	24,232	27,066	29,923	31,204	33,041	33,837	32,392	$ 35,936
S&P 500 Index, RYMFX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	9,356	10,015	10,150	10,399	10,800	11,213	11,893	12,260	12,810	13,661	13,557	14,023	15,104	13,062	14,845	15,483	15,746	17,175	13,809	16,645	18,132	20,334	21,590	23,436	23,572	26,172	24,968	20,948	19,925	21,432	23,038	25,053	24,232	27,066	29,923	31,204	33,041	33,837	32,392	$ 35,936
S&P 500 Index, RYIFX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	2,000,000	1,871,231	2,003,014	2,030,011	2,079,853	2,159,970	2,242,573	2,378,610	2,452,065	2,561,927	2,732,161	2,711,421	2,804,527	3,020,778	2,612,374	2,968,910	3,096,687	3,149,278	3,434,917	2,761,742	3,329,094	3,626,363	4,066,900	4,318,030	4,687,171	4,714,452	5,234,320	4,993,619	4,189,591	3,985,030	4,286,340	4,607,690	5,010,500	4,846,486	5,413,116	5,984,521	6,240,885	6,608,260	6,767,463	6,478,345	$ 7,187,232
S&P 500 Index, RYMQX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	9,356	10,015	10,150	10,399	10,800	11,213	11,893	12,260	12,810	13,661	13,557	14,023	15,104	13,062	14,845	15,483	15,746	17,175	13,809	16,645	18,132	20,334	21,590	23,436	23,572	26,172	24,968	20,948	19,925	21,432	23,038	25,053	24,232	27,066	29,923	31,204	33,041	33,837	32,392	$ 35,936
S&P 500 Index, RYMRX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	9,356	10,015	10,150	10,399	10,800	11,213	11,893	12,260	12,810	13,661	13,557	14,023	15,104	13,062	14,845	15,483	15,746	17,175	13,809	16,645	18,132	20,334	21,590	23,436	23,572	26,172	24,968	20,948	19,925	21,432	23,038	25,053	24,232	27,066	29,923	31,204	33,041	33,837	32,392	$ 35,936
S&P 500 Index, RYMSX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	9,356	10,015	10,150	10,399	10,800	11,213	11,893	12,260	12,810	13,661	13,557	14,023	15,104	13,062	14,845	15,483	15,746	17,175	13,809	16,645	18,132	20,334	21,590	23,436	23,572	26,172	24,968	20,948	19,925	21,432	23,038	25,053	24,232	27,066	29,923	31,204	33,041	33,837	32,392	$ 35,936
S&P 500 Index, RYIMX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	2,000,000	1,871,231	2,003,014	2,030,011	2,079,853	2,159,970	2,242,573	2,378,610	2,452,065	2,561,927	2,732,161	2,711,421	2,804,527	3,020,778	2,612,374	2,968,910	3,096,687	3,149,278	3,434,917	2,761,742	3,329,094	3,626,363	4,066,900	4,318,030	4,687,171	4,714,452	5,234,320	4,993,619	4,189,591	3,985,030	4,286,340	4,607,690	5,010,500	4,846,486	5,413,116	5,984,521	6,240,885	6,608,260	6,767,463	6,478,345	$ 7,187,232
S&P Goldman Sachs Commodity Index, RYMEX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P Goldman Sachs Commodity Index
Accumulated Value	10,000	8,070	6,728	6,560	7,392	7,085	7,493	7,114	6,726	7,211	7,925	8,098	8,746	8,863	6,830	7,852	7,741	7,418	8,034	4,632	5,117	5,353	6,128	6,958	8,052	8,473	8,601	11,450	11,680	10,476	10,836	10,300	10,019	11,621	10,373	11,448	11,523	10,916	11,332	11,886	$ 11,552
S&P Goldman Sachs Commodity Index, RYMJX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P Goldman Sachs Commodity Index
Accumulated Value	10,000	8,070	6,728	6,560	7,392	7,085	7,493	7,114	6,726	7,211	7,925	8,098	8,746	8,863	6,830	7,852	7,741	7,418	8,034	4,632	5,117	5,353	6,128	6,958	8,052	8,473	8,601	11,450	11,680	10,476	10,836	10,300	10,019	11,621	10,373	11,448	11,523	10,916	11,332	11,886	$ 11,552
S&P Goldman Sachs Commodity Index, RYMBX
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P Goldman Sachs Commodity Index
Accumulated Value	10,000	8,070	6,728	6,560	7,392	7,085	7,493	7,114	6,726	7,211	7,925	8,098	8,746	8,863	6,830	7,852	7,741	7,418	8,034	4,632	5,117	5,353	6,128	6,958	8,052	8,473	8,601	11,450	11,680	10,476	10,836	10,300	10,019	11,621	10,373	11,448	11,523	10,916	11,332	11,886	$ 11,552
ICE BofA 3-Month U.S. Treasury Bill Index, RYMTX
Account Value [Line Items]
Line Graph and Table Measure Name																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,001	10,004	10,012	10,019	10,029	10,037	10,047	10,068	10,094	10,123	10,159	10,205	10,255	10,313	10,375	10,441	10,500	10,548	10,609	10,611	10,615	10,618	10,621	10,621	10,623	10,624	10,628	10,639	10,689	10,780	10,896	11,024	11,170	11,324	11,471	11,623	11,783	11,922	12,045	$ 12,171
ICE BofA 3-Month U.S. Treasury Bill Index, RYMZX
Account Value [Line Items]
Line Graph and Table Measure Name																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,001	10,004	10,012	10,019	10,029	10,037	10,047	10,068	10,094	10,123	10,159	10,205	10,255	10,313	10,375	10,441	10,500	10,548	10,609	10,611	10,615	10,618	10,621	10,621	10,623	10,624	10,628	10,639	10,689	10,780	10,896	11,024	11,170	11,324	11,471	11,623	11,783	11,922	12,045	$ 12,171
ICE BofA 3-Month U.S. Treasury Bill Index, RYMFX
Account Value [Line Items]
Line Graph and Table Measure Name																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,001	10,004	10,012	10,019	10,029	10,037	10,047	10,068	10,094	10,123	10,159	10,205	10,255	10,313	10,375	10,441	10,500	10,548	10,609	10,611	10,615	10,618	10,621	10,621	10,623	10,624	10,628	10,639	10,689	10,780	10,896	11,024	11,170	11,324	11,471	11,623	11,783	11,922	12,045	$ 12,171
ICE BofA 3-Month U.S. Treasury Bill Index, RYIFX
Account Value [Line Items]
Line Graph and Table Measure Name																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	2,000,000	2,000,255	2,000,887	2,002,352	2,003,802	2,005,727	2,007,432	2,009,499	2,013,556	2,018,886	2,024,616	2,031,795	2,040,984	2,051,015	2,062,567	2,074,934	2,088,192	2,099,933	2,109,603	2,121,724	2,122,197	2,123,032	2,123,675	2,124,209	2,124,206	2,124,513	2,124,719	2,125,551	2,127,778	2,137,768	2,155,958	2,179,257	2,204,879	2,234,009	2,264,737	2,294,152	2,324,663	2,356,594	2,384,359	2,408,928	$ 2,434,153
HFRX Global Hedge Fund Index, RYMQX
Account Value [Line Items]
Line Graph and Table Measure Name																																									HFRX Global Hedge Fund Index
Accumulated Value	10,000	9,573	9,515	9,337	9,437	9,642	9,753	9,915	10,003	10,186	10,338	10,233	10,250	10,211	9,643	9,894	10,050	10,212	10,474	9,756	10,361	10,644	11,188	11,332	11,605	11,588	11,596	11,440	11,011	11,067	11,085	11,085	11,155	11,239	11,430	11,717	11,760	12,009	12,031	12,094	$ 12,317
HFRX Global Hedge Fund Index, RYMRX
Account Value [Line Items]
Line Graph and Table Measure Name																																									HFRX Global Hedge Fund Index
Accumulated Value	10,000	9,573	9,515	9,337	9,437	9,642	9,753	9,915	10,003	10,186	10,338	10,233	10,250	10,211	9,643	9,894	10,050	10,212	10,474	9,756	10,361	10,644	11,188	11,332	11,605	11,588	11,596	11,440	11,011	11,067	11,085	11,085	11,155	11,239	11,430	11,717	11,760	12,009	12,031	12,094	$ 12,317
HFRX Global Hedge Fund Index, RYMSX
Account Value [Line Items]
Line Graph and Table Measure Name																																									HFRX Global Hedge Fund Index
Accumulated Value	10,000	9,573	9,515	9,337	9,437	9,642	9,753	9,915	10,003	10,186	10,338	10,233	10,250	10,211	9,643	9,894	10,050	10,212	10,474	9,756	10,361	10,644	11,188	11,332	11,605	11,588	11,596	11,440	11,011	11,067	11,085	11,085	11,155	11,239	11,430	11,717	11,760	12,009	12,031	12,094	$ 12,317
HFRX Global Hedge Fund Index, RYIMX
Account Value [Line Items]
Line Graph and Table Measure Name																																									HFRX Global Hedge Fund Index
Accumulated Value	$ 2,000,000	$ 1,914,677	$ 1,903,023	$ 1,867,364	$ 1,887,300	$ 1,928,390	$ 1,950,661	$ 1,983,013	$ 2,000,567	$ 2,037,102	$ 2,067,591	$ 2,046,568	$ 2,050,053	$ 2,042,110	$ 1,928,617	$ 1,978,702	$ 2,010,049	$ 2,042,386	$ 2,094,870	$ 1,951,293	$ 2,072,129	$ 2,128,844	$ 2,237,588	$ 2,266,472	$ 2,321,015	$ 2,317,659	$ 2,319,264	$ 2,287,933	$ 2,202,204	$ 2,213,469	$ 2,217,084	$ 2,217,003	$ 2,231,088	$ 2,247,783	$ 2,285,906	$ 2,343,334	$ 2,351,941	$ 2,401,896	$ 2,406,159	$ 2,418,802	$ 2,463,441